Contingencies and Commitments (Details) (CNY) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 "Take or pay" supply agreements	Dec. 31, 2012 "Take or pay" supply agreements	Dec. 31, 2011 "Take or pay" supply agreements	Dec. 31, 2013 Other Multi-year supply agreements	Dec. 31, 2013 Polysilicon t	Dec. 31, 2013 Silicon wafers millionsofwafers
Supplier contract
Purchases made under "take or pay" agreements			957,358	1,098,601	1,600,725
2014	2,886,636		2,548,873			337,763
2015	2,004,458		1,665,368			339,090
2016	2,061,875		1,628,970			432,905
2017	1,592,571		1,592,571
2018	1,556,173		1,556,173
Thereafter	1,536,419		1,536,419
Total	11,638,132		10,528,374			1,109,758
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2014-2016							2,000	1,820
Outstanding supplier advances	753,310	1,136,303	732,394	885,102